Commitments and Contingencies - Summary of Guarantees Received from Financial Institutions (Detail) - Dec. 31, 2018 zł in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	PLN (zł)	USD ($)
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 910,105	zł 23,000	$ 69,346
Performance guarantee [member] | Seoul Guarantee Insurance and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	299,689		1,200
Guarantee for import letters of credit [member] | Industrial Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $			5,980
Guarantee for payment in korean currency [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	5
Guarantee for payment in foreign currency [member] | KEB Hana Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit		zł 23,000	51,766
Comprehensive credit line [member] | KEB Hana Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	40,000
Comprehensive credit line [member] | KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $			10,000
Bid guarantee [member] | KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	58,992		$ 400
Bid guarantee [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	350
Performance guarantee/Warrant guarantee [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	376,420
Performance guarantee/Warrant guarantee [member] | Seoul guarantee insurance [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	996
Guarantee for advances received/others [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	124,901
Warrant guarantee [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	1,037
Guarantees for licensing [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	4,070
Guarantees for public sale [member] | Seoul guarantee insurance [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	120
Guarantees for deposits [member] | Seoul guarantee insurance [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 3,525